Non-Current Liabilities (Details 1) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Maturity analysis:
Less than one year		$ 525
One to five years		1,106
Total lease commitments		1,631
Impact of discounting remaining lease payments		217
Total lease liabilities as of January 1, 2019		1,414
Lease liabilities as of December 31, 2019		1,077
Current		414
Non-current	[1]	663
Total		$ 1,077

[1]	Lease liabilities: